Estimated Future amortization Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Finite Lived Intangible Assets Net [Abstract]
2014		$ 5,177
2015		2,039
2016		1,753
2017		1,753
2018		1,753
Thereafter		5,060
Definite-lived intangibles, Net carrying value	$ 13,652	$ 17,535	$ 22,713